TRANSPARENT VALUE TRUST

SUPPLEMENT DATED AUGUST 6, 2015

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED APRIL 30, 2015

Transparent Value Directional Allocation VI Portfolio (the “Portfolio”), a series of Transparent Value Trust

Effective July 31, 2015, Julian Koski ceased serving as a Portfolio Manager of the Portfolio. Accordingly, effective immediately, all references to Julian Koski in the SAI are hereby deleted. Scott Hammond, Armen Arus and Gennadiy Khayutin will remain as the Portfolio Managers of the Portfolio.

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PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.